Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Selling and Administrative Expenses
36.	Selling and Administrative Expenses

(1)	Selling and administrative expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Salaries	￦	1,142,360	1,098,460	1,180,379
Retirement benefit expense		109,758	89,533	104,036
Welfare and benefit expense		155,781	152,836	151,840
Insurance expense		20,835	27,726	30,460
Depreciation		244,676	241,533	231,114
Amortization of intangible assets		85,661	88,648	88,920
Bad debt expense		23,634	62,808	35,232
Commission		420,390	460,644	429,977
Advertising expense		33,739	30,305	32,205
Training expense		7,327	7,900	8,911
Vehicle maintenance expense		10,749	9,044	9,218
Publishing expense		3,732	3,281	2,857
Business promotion expense		3,198	2,559	2,687
Rent expense		47,680	44,807	48,474
Telecommunication expense		7,945	7,813	9,406
Transportation expense		1,012	1,099	1,108
Taxes and dues		122,177	112,449	98,714
Expendable supplies expense		9,617	7,252	6,976
Water, light and heating expense		17,950	16,207	15,009
Repairs and maintenance expense		152,449	154,062	197,942
Ordinary development expense		213,932	217,319	217,975
Travel expense		16,062	16,265	18,726
Clothing expense		13,044	10,450	11,216
Survey and analysis expense		1,126	1,068	871
Membership fee		1,469	1,503	1,709
Others		143,119	196,011	134,064

	￦	3,009,422	3,061,582	3,070,026

(2)	Details of “others” included in selling and administrative expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Accommodation development expenses	￦	56,038	49,988	48,902
Miscellaneous wages		31,910	97,474	33,020
Litigation and filing expenses		14,876	19,204	22,578
Compensation for damages		3,116	4,300	7,653
Outsourcing expenses		3,635	3,511	1,368
Reward expenses		2,740	2,770	2,764
Overseas market development expenses		1,376	1,503	1,378
Others		29,428	17,261	16,401

	￦	143,119	196,011	134,064